Annual Total Returns - VIPValueStrategiesPortfolio-InvestorPRO - VIPValueStrategiesPortfolio-InvestorPRO - VIP Value Strategies Portfolio - VIP Value Strategies Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(3.07%)
Annual Return 2016	9.53%
Annual Return 2017	19.30%
Annual Return 2018	(17.37%)
Annual Return 2019	34.27%
Annual Return 2020	8.26%
Annual Return 2021	33.48%
Annual Return 2022	(7.11%)
Annual Return 2023	20.75%
Annual Return 2024	9.37%